Equity-Accounted Investees - Plasmavita Healthcare GmbH (Details) - Plasmavita Healthcare GmbH (Germany) € in Millions		12 Months Ended
	Apr. 14, 2020 EUR (€)	Dec. 31, 2017 person
Disclosure of joint ventures [line items]
Contribution | €	€ 10
Ownership interest in joint venture (as a percent)	50.00%	50.00%
Number of partners in joint venture | person		2
European partners
Disclosure of joint ventures [line items]
Ownership interest in joint venture (as a percent)		50.00%